Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 2,104
2019	2,156
2020	2,113
2021	2,053
2022 and thereafter	11,212
Total	$ 19,638